UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:     Westport Advisers LLC
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Address:  253 Riverside Avenue
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          Westport, CT  06880
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          ----------------------------------------------------------------------

13F File Number: 028- 04939
                     --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald H. Oliver
          ----------------------------------------------------------------------
Title:    Managing Member
          ----------------------------------------------------------------------
Phone:    203-227-3601
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver            Westport, Connecticut          May 10, 2002
-----------------------------   ----------------------------   -----------------

Report Type  (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing  this  report as required by the  Securities  Exchange  Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         ---------------------
Form 13F Information Table Entry Total:   93
                                         ---------------------
Form 13F Information Table Value Total:   $ 906,635
                                         ---------------------
                                               (x$1,000)

List of Included Managers:

   Andrew J. Knuth     Westport Advisers, LLC
   Edmund H. Nicklin   Westport Advisers, LLC

List of Other Included Managers:
   No.       13F File Number                Name
   ---       ---------------                ----

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
     NAME OF ISSUER             TITLE           CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER       VOTING AUTHORITY
                                 OF                       (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
                                CLASS
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp.                        COM          000361105     2921       271250      SH    Sole                 271250
AdvancePCS                       COM          00790K109    18691       621166      SH    Sole                 621166
Airgas, Inc.                     COM          009363102    11696       581900      SH    Sole                 581900
Alpha Industries, Inc.           COM          020753109     2555       167550      SH    Sole                 167550
American Management Systems, I   COM          027352103    19643      1051500      SH    Sole                1051500
AmerisourceBergen Corp.          COM          03073E105     3750        54908      SH    Sole                  54908
Anadarko Petroleum Corp.         COM          032511107      339         6000      SH    Sole                   6000
Applebees International Inc.     COM          037899101     3267        90000      SH    Sole                  90000
Arbitron Inc.                    COM          03875Q108     8146       241000      SH    Sole                 241000
Ariba, Inc.                      COM          04033V104     3397       750000      SH    Sole                 750000
Aspen Technology Inc.            COM          045327103    13625       595000      SH    Sole                 595000
BankUnited Financial Corp. - C   COM          06652B103    12021       802500      SH    Sole                 802500
Beasley Broadcast Group, Inc.    COM          074014101     5889       395000      SH    Sole                 395000
Big Lots Inc.                    COM          089302103    17605      1253006      SH    Sole                1253006
Bristol-Myers Squibb Company     COM          110122108      364         9000      SH    Sole                   9000
Cardinal Health Inc.             COM          14149Y108     5189        73194      SH    Sole                  73194
Ceridian Corp.                   COM          15677T106    14553       660000      SH    Sole                 660000
Checkpoint Systems, Inc.         COM          162825103     9916       621700      SH    Sole                 621700
Computer Associates Internatio   COM          204912109    33754      1542000      SH    Sole                1542000
Conexant Systems, Inc.           COM          207142100     9580       795000      SH    Sole                 795000
Constellation Brands Incorpora   COM          21036P108    12498       227400      SH    Sole                 227400
Cox Radio, Inc. - Class A        COM          224051102    24947       878400      SH    Sole                 878400
Cullen/Frost Bankers Inc.        COM          229899109      897        25000      SH    Sole                  25000
Devon Energy Corp.               COM          25179M103     2625        54380      SH    Sole                  54380
Downey Financial Corp.           COM          261018105     5472       120000      SH    Sole                 120000
DuPont Photomasks, Inc.          COM          26613X101    16328       314000      SH    Sole                 314000
Duane Reade, Inc.                COM          263578106    10017       294800      SH    Sole                 294800
EGL Incorporated                 COM          268484102     7744       488550      SH    Sole                 488550
El Paso Electric Company         COM          283677854    16321      1042850      SH    Sole                1042850
Emmis Communications Corp.       COM          291525103    37500      1402400      SH    Sole                1402400
FEI Company                      COM          30241L109      427        12000      SH    Sole                  12000
Fairchild Semiconductor Corp.    COM          303726103      858        30000      SH    Sole                  30000
FedEx Corp.                      COM          31428X106      436         7500      SH    Sole                   7500
First Essex Bancorp, Inc.        COM          320103104    12692       416950      SH    Sole                 416950
Florida East Coast Industries    COM          340632207     6540       249515      SH    Sole                 249515
Forest Oil Corp.                 COM          346091705      773        26100      SH    Sole                  26100
Gaylord Entertainment Company    COM          367905106    12691       477100      SH    Sole                 477100
General Communications, Inc.     COM          369385109     7052       810600      SH    Sole                 810600
Harbor Florida Bancshares, Inc   COM          411901101     3088       161000      SH    Sole                 161000
Healthsouth Corp.                COM          421924101      717        50000      SH    Sole                  50000
Helmerich & Payne                COM          423452101      301         7500      SH    Sole                   7500
Hilb, Rogal & Ham.               COM          431294107    28872       925400      SH    Sole                 925400
Houston Exploration Company      COM          442120101     9697       312800      SH    Sole                 312800
IMS Health Inc.                  COM          449934108    24206      1078200      SH    Sole                1078200
ITT Educational Services, Inc.   COM          45068B109    16924       376100      SH    Sole                 376100
Insight Communications Company   COM          45768V108    18454       880875      SH    Sole                 880875
J.D. Edwards & Company           COM          281667105    21625      1198700      SH    Sole                1198700
JLG Industries, Inc.             COM          462210101     5615       379400      SH    Sole                 379400
Landstar System, Inc.            COM          515098101     8825        95100      SH    Sole                  95100
Lincare Holdings Inc.            COM          532791100      651        24000      SH    Sole                  24000
MRO Software, Inc.               COM          55347W105     6083       489000      SH    Sole                 489000
Map Info Corp.                   COM          565105103     8101       810100      SH    Sole                 810100
MatrixOne, Inc.                  COM          57685P304     8697       975000      SH    Sole                 975000
MeadWestvaco Corporation         COM          583334107      257         7760      SH    Sole                   7760
Nieman Marcus B shares           COM          640204301      596        18205      SH    Sole                  18205
Outback Steakhouse, Inc.         COM          689899102     2504        70000      SH    Sole                  70000
Owens & Minor, Inc.              COM          690732102     5602       285250      SH    Sole                 285250
Parametric Technology Corp.      COM          699173100      350        57900      SH    Sole                  57900
People's Bank                    COM          710198102     7826       317500      SH    Sole                 317500
Perkin Elmer, Inc.               COM          714046109    15170       820000      SH    Sole                 820000
Perot Systems Corp.              COM          714265105    16728       838500      SH    Sole                 838500
Pogo Producing Company           COM          730448107    17166       541500      SH    Sole                 541500
Praxair, Inc.                    COM          74005P104      598        10000      SH    Sole                  10000
Precision Castparts Corp.        COM          740189105    18272       516000      SH    Sole                 516000
Priority Healthcare Corp.        COM          74264T102    13896       534250      SH    Sole                 534250
Pure Resources Inc.              COM          74622E102    14948       662000      SH    Sole                 662000
Rational Software Corp.          COM          75409P202     3403       215000      SH    Sole                 215000
Reynolds & Reynolds, Inc.        COM          761695105     9528       317600      SH    Sole                 317600
Rockwell Collins, Inc.           COM          774341101      757        30000      SH    Sole                  30000
Rogers Corp.                     COM          775133101     3401       102400      SH    Sole                 102400
Ruby Tuesday, Inc.               COM          781182100    20697       890200      SH    Sole                 890200
Saks Inc.                        COM          79377W108    12588       957300      SH    Sole                 957300
Salem Communications Corp.       COM          794093104    10018       422700      SH    Sole                 422700
Schering Plough Corp.            COM          806605101      657        21000      SH    Sole                  21000
Seacoast Financial Services Co   COM          81170Q106     4714       239425      SH    Sole                 239425
Simplex Solutions, Inc.          COM          828854109     5873       591450      SH    Sole                 591450
Southwestern Energy Company      COM          845467109     8455       672100      SH    Sole                 672100
St. Joe Company                  COM          790148100     8502       283400      SH    Sole                 283400
Staten Island Bancorp Inc.       COM          857550107     3149       160000      SH    Sole                 160000
Sterling Financial Corp.         COM          859319105     7271       322454      SH    Sole                 322454
Synavant, Inc.                   COM          87157A105     4353      1291550      SH    Sole                1291550
Synopsys, Inc.                   COM          871607107    25197       456800      SH    Sole                 456800
Texas Instruments, Inc.          COM          882508104     8987       271512      SH    Sole                 271512
The J. M. Smucker Company        COM          832696306      828        24500      SH    Sole                  24500
The Pittston Company             COM          725701106     4267       170007      SH    Sole                 170007
The South Financial Group, Inc   COM          837841105     2827       138900      SH    Sole                 138900
TriZetto Group, Inc.             COM          896882107     8955       737000      SH    Sole                 737000
Triad Hospitals, Inc.            COM          89579K109     8811       256276      SH    Sole                 256276
Tyco International               COM          902124106     3354       103780      SH    Sole                 103780
Universal Health Services, Inc   COM          913903100    34831       844400      SH    Sole                 844400
Western Wireless Corporation     COM          95988E204     6162       705000      SH    Sole                 705000
Whitehall Jewellers, Inc.        COM          965063100     2813       149250      SH    Sole                 149250
iShares Russell 2000 Index Fund  COM          464287655    47748       477000      SH    Sole                 477000